LONG-TERM DEBT (Details 1) (Warrant [Member], USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Warrant [Member]
Share price	$ 13.40	$ 4.30
Risk-free interest rate	1.32%	0.77%
Dividend yield	0.00%	0.00%
Expected volatility	51.79%	56.00%
Expected term	4 years	5 years